Losses Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted losses per share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(28,276)	$(1,667)	$(88,665)	$(4,387)
Denominator
Denominator for basic EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360
Effect of dilutive securities	—	—	—	—
Denominator for diluted EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360

EPS – Basic	$(4.93)	$(0.42)	$(16.76)	$(1.11)
EPS – Diluted	$(4.93)	$(0.42)	$(16.76)	$(1.11)

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(7,437,340)	$(7,329,896)
Denominator
Denominator for basic EPS – weighted-average shares	3,962,932	3,727,064
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	3,962,932	3,727,064

EPS – Basic	$(1.88)	$(1.97)
EPS – Diluted	$(1.88)	$(1.97)